Note 3 - Vessels, Net - Summary of Vessels (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Vessel depreciation	$ (1,596,543)	$ (1,727,085)
Net book value	98,458,447
Net book value	97,107,065
Vessels [Member]
Costs	116,331,440
Capitalized expenses	245,161
Costs	116,576,601
Accumulated depreciation	(17,872,993)
Vessel depreciation	(1,596,543)
Accumulated depreciation	(19,469,536)
Net book value	98,458,447
Net book value	$ 97,107,065